Exhibit 99.6 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
848	XX		XX	Qualifying Total Debt Income Ratio	24.19	22.68